Changes to IFRS Not Yet Adopted (Details) $ in Millions	Dec. 31, 2020 USD ($)
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Notional amount of hedging instruments designated in hedge relationships affected by the reform	$ 23,010
Floating rate note tied to LIBOR that will be affected	$ 500